Property, Plant and Equipment - Right-of-use assets (Details) - IFRS 16 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Addition to right-of use assets	$ 839	$ 2,113
Depreciation expense of right-of use assets	2,519	4,178	$ 4,609
Offices and Buildings
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 4,125	$ 8,368